Land Use Right, Net	6 Months Ended
Mar. 31, 2025
Land Use Right, Net [Abstract]
LAND USE RIGHT, NET

NOTE 8 — LAND USE RIGHT, NET

Land use right, net, consisted of the following:

	March 31, 2025	September 30, 2024
Land use rights	$1,192,130	$1,233,656
Less: accumulated amortization	(97,637)	(86,828)
Land use right, net	$1,094,493	$1,146,828

Amortization expense was $13,782 and $7,333 for the six months ended March 31, 2025 and 2024, respectively.

Estimated future amortization expense for land use rights is as follows:

Years ending March 31,
2026	$24,227
2027	24,227
2028	24,227
2029	24,227
2030	24,227
Thereafter	973,358
$1,094,493